Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share
Schedule of loss per share

	Year Ended December 31,
(in thousands of €)	2019	2018	2017
Loss of the year	€(162,965)	€(66,641)	€(28,076)
Weighted average number of shares outstanding	38,619,121	33,419,356	24,609,536
Basic and diluted loss per share (in €)	€(4.22)	€(1.99)	€(1.14)